EQUITY (Options Granted to Employees and Non-Employees) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised during the period	$ 247	$ 201	$ 65
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted	$ 1.51	$ 2.17	$ 1.36
Fair value of options vested	1,973	1,747	1,867
Non-Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted			$ 1.24
Fair value of options vested	$ 63	$ 62	$ 134